Organization and Principal Activities - Financial information of consolidated VIEs (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Cash and cash equivalents		¥ 527,407	¥ 95,982	¥ 188,980	¥ 357,796
Term deposits and short term investments		558,765	1,049,555
Accounts receivable, net		293,854	428,587
Total current assets		1,478,628	1,661,651
Equity investments, net		101,221	114,389
Deferred income tax assets, net		70,170	89,060
Operating lease right-of-use assets, net		67,950	103,551
Other non-current assets		13,179	19,652
Total non-current assets		280,116	369,173
Total assets		1,758,744	2,030,824
Accounts payable		122,133	176,956
Advances from customers		34,197	31,942
Taxes payable		170,479	183,525
Salary and welfare payable		86,444	94,484
Accrued expenses and other current liabilities		71,656	89,042
Total current liabilities		526,994	664,321
Total non-current liabilities		68,127	101,280
Total liabilities		595,121	765,601
Revenues	[1]	692,020	785,707	1,030,331
Gross profit	[1]	227,875	237,202	432,934
Net loss		(109,115)	(125,719)	(273,066)
Cash flows from operating activities:
Net cash (used in)/provided by operating activities		(60,827)	(312,411)	(142,822)
Cash flows from investing activities:
Net cash provided by/(used in) investing activities		487,844	228,699	(42,653)
Cash flows from financing activities:
Net cash provided by/(used in) financing activities		(655)		(3,540)
Related Party
Variable Interest Entity [Line Items]
Amounts due from related parties		57,445	46,215
Amounts due to related parties		22,170	64,733
Variable Interest Entity
Variable Interest Entity [Line Items]
Cash and cash equivalents		110,958	33,626
Term deposits and short term investments		167,097	14,207
Accounts receivable, net		84,809	175,544
Amounts due from inter-company entities		55,006	124,932
Other current assets		16,668	19,017
Total current assets		465,742	401,551
Equity investments, net		88,221	101,389
Deferred income tax assets, net		27,841	46,769
Operating lease right-of-use assets, net		28,486	46,294
Other non-current assets		26,215	40,680
Total non-current assets		170,763	235,132
Total assets		636,505	636,683
Accounts payable		37,310	57,363
Amounts due to inter-company entities		789,452	650,800
Advances from customers		21,423	20,653
Taxes payable		72,581	82,355
Salary and welfare payable		37,440	53,844
Accrued expenses and other current liabilities		56,548	69,183
Total current liabilities		1,020,860	961,494
Total non-current liabilities		29,870	49,000
Total liabilities		1,050,730	1,010,494
Revenues		340,421	376,120	487,323
Gross profit		103,852	112,851	227,819
Net loss		(41,008)	(43,898)	(153,574)
Cash flows from operating activities:
Net cash (used in)/provided by transactions with inter-company entities		(4,885)	45,768	(44,528)
Net cash (used in)/provided by transactions with third parties		5,180	(62,108)	(75,240)
Net cash (used in)/provided by operating activities		295	(16,340)	(119,768)
Cash flows from investing activities:
Loans (paid to)/collected from inter-company entities		72,427	(77,751)	(12,523)
Net cash provided by/(used in) other investing activities		(154,830)	79,148	93,034
Net cash provided by/(used in) investing activities		(82,403)	1,397	80,511
Cash flows from financing activities:
Investments from inter-company entities		0	0	400
Repatriation of capital to facilitate the reorganization		0	0	(10,000)
(Repayment of)/proceeds from loans from inter-company entities		157,423	123	(20,890)
Net cash used in other financing activities		0	0	(240)
Net cash provided by/(used in) financing activities		157,423	123	¥ (30,730)
Variable Interest Entity | Related Party
Variable Interest Entity [Line Items]
Amounts due from related parties		31,204	34,225
Amounts due to related parties		¥ 6,106	¥ 27,296

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 21):